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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02611
Invesco Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Exchange Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us           VK-CE-EXCH-QTR-1  09/10          Invesco Advisers, Inc.

Invesco Van Kampen Exchange Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.3%
Aerospace & Defense 1.0%
Honeywell International, Inc.	12,478	$548,283

Coal & Consumable Fuels 0.7%
Massey Energy Corp.	12,780	396,436

Commodity Chemicals 0.0%
Tronox, Inc., Class B (a)	2,189	471

Computer Hardware 3.7%
IBM Corp.	14,956	2,006,198

Construction & Engineering 2.3%
Fluor Corp.	25,559	1,265,937

Diversified Banks 1.1%
HSBC Holdings PLC — ADR (United Kingdom)	11,471	580,318

Forest Products 0.4%
Louisiana-Pacific Corp. (a)	25,866	195,806

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,860	61,455
CareFusion Corp. (a)	930	23,101

		84,556

Health Care Equipment 0.9%
Baxter International, Inc.	9,960	475,192

Health Care Services 1.2%
Medco Health Solutions, Inc. (a)	12,102	630,030

Industrial Gases 11.5%
Air Products & Chemicals, Inc.	75,236	6,231,045

Industrial Machinery 1.6%
SPX Corp.	13,594	860,228

Invesco Van Kampen Exchange Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas 13.8%
BP PLC — ADR (United Kingdom)	33,740	$1,389,076
Exxon Mobil Corp.	48,719	3,010,347
Hess Corp.	51,692	3,056,031

		7,455,454

Multi-Line Insurance 0.1%
American International Group, Inc. (a)	2,076	81,171

Oil & Gas Drilling 0.3%
Transocean Ltd. (Switzerland) (a)	2,169	139,445

Oil & Gas Equipment & Services 9.4%
Baker Hughes, Inc.	25,531	1,087,620
Halliburton Co.	60,397	1,997,329
Schlumberger Ltd. (Netherlands Antilles)	32,031	1,973,430

		5,058,379

Oil & Gas Exploration & Production 4.7%
Apache Corp.	26,241	2,565,320

Packaged Foods & Meats 7.5%
McCormick & Co., Inc.	96,131	4,041,347

Pharmaceuticals 17.8%
Johnson & Johnson	53,320	3,303,707
Merck & Co., Inc.	101,062	3,720,092
Pfizer, Inc.	149,619	2,568,959

		9,592,758

Semiconductors 7.7%
Intel Corp.	215,966	4,153,026

Specialized REIT’s 1.7%
Plum Creek Timber Co., Inc.	25,500	900,150

Specialty Chemicals 11.8%
International Flavors & Fragrances, Inc.	49,513	2,402,371

Invesco Van Kampen Exchange Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Specialty Chemicals (continued)
Lubrizol Corp.	37,469	$3,970,590

		6,372,961

Total Long-Term Investment 99.3% (Cost $5,856,644)		53,634,511

Money Market Funds 0.6%
Liquid Assets Portfolio-Institutional Class (b)	156,231	156,231
Premier Portfolio-Institutional Class (b)	156,231	156,231

Total Money Market Funds 0.6% (Cost $312,462)		312,462

Total Investments 99.9% (Cost $6,169,106)		53,946,973
Other Assets in Excess of Liabilities 0.1%		54,343

Net Assets 100.0%		$54,001,316

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Invesco Van Kampen Exchange Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)
Security Valuation Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Managing General Partners. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Managing General Partners. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participant may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no maket activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factor maket participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation inputs levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3

Equity Securities	$53,946,973	$—	$—	$53,946,973

Invesco Van Kampen Exchange Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,689,499

Aggregate unrealized (depreciation) of investment securities	(163,627)

Net unrealized appreciation of investment securities	$44,525,872

Cost of investments for tax purposes is $9,421,101.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Exchange Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.